Accounts Payable and Accrued Liabilities	6 Months Ended	12 Months Ended
	Nov. 30, 2023	May 31, 2023
Accounts Payable and Accrued Liabilities and Compensation
Accounts Payable and Accrued Liabilities

Note 3. Accounts Payable and Accrued Liabilities and Compensation

As of November 30, 2023 and May 31, 2023, the accounts payable balance was approximately $62.3 million and $62.7 million, respectively, with two vendors accounting for 70% and 72% of the total balance of accounts payable at the respective dates.

The components of accrued liabilities and compensation are as follows (in thousands):

	November 30, 2023	May 31, 2023
Compensation and related expense	$228	$335
Legal fees and settlement	81	168
Clinical expense	346	187
Accrued inventory charges and expenses	7,023	4,978
License fees	1,330	862
Lease payable	142	139
Total accrued liabilities	$9,150	$6,669

Note 5. Accounts Payable and Accrued Liabilities

As of May 31, 2023 and 2022, the accounts payable balance was approximately $62.7 million and $68.0 million, respectively. The Company had two vendors that together accounted for approximately 72% and 73% of the total balance of accounts payable as of each respective date.

The components of accrued liabilities were as follows:

(in thousands)	May 31, 2023	May 31, 2022
Compensation and related expense	$335	$1,522
Legal fees and settlement	168	2,006
Clinical expense	187	3,727
Accrued inventory charges and expenses	4,978	1,392
License fees	862	150
Lease payable	139	134
Other liabilities	—	64
Total accrued liabilities	$6,669	$8,995

As of May 31, 2023 and 2022, the accrued legal fees and settlement balance was primarily related to legal fees.